Net Loss per Share - Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock (Details) - Class A Common Stock [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Numerator
Net income attributable to Class A common shareholders	$ (1,722,607)	$ (6,361,265)
Denominator
Basic weighted-average shares of Class A common stock outstanding	994,345	13,252,964	5,546,925
Diluted weighted-average shares of Class A common stock outstanding	994,345	13,252,964	5,546,925
Net income per share of Class A common stock - basic	$ (1.73)	$ (0.48)	$ (0.48)
Net income per share of Class A common stock - diluted	$ (1.73)	$ (0.48)	$ (0.48)